Accrued liabilities (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued liabilities [Abstract]
Accrued professional fees	$ 2,118	$ 1,695	$ 0
Accrued sales tax	1,056	1,233	0
Accrued payroll and benefits	686	994	85
Accrued trade promotions	166	357	0
Accrued dividends	290	256	0
Accrued interest	249	109	0
Other	5	77	0
Total accrued liabilities	$ 4,570	4,721	85
Taxes Payable [Abstract]
Sales and Excise Tax Payable		$ 1,200	0
Previously Reported [Member]
Taxes Payable [Abstract]
Sales and Excise Tax Payable			$ 700